Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares $ / shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,088,000
Proposed Maximum Offering Price per Unit | $ / shares	127.035
Maximum Aggregate Offering Price	$ 138,214,080
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 19,087.36
Offering Note
(1) This registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”), of the registrant which become issuable with respect to the shares of Common Stock registered hereunder for issuance under the Science Applications International Corporation 2023 Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

(2) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(c) and Rule 457(h), based on the average of the high and low sale prices per share of Common Stock on August 26, 2026, as reported on The Nasdaq Stock Market LLC.